Fair Value Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Financial Assets: [Abstract]
Fair Value, Financial Instruments, Loans, Net	$ 403,609	$ 398,118
Fair Value, Financial Instruments, Loans Held For Sale	3,875	1,974
Fair Value, Financial Liabilities: [Abstract]
Fair Value, Financial Instruments, Time Deposits	231,634	249,126
Fair Value, Financial Instruments, Long-term Debt	7,217	12,217
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Financial Assets: [Abstract]
Fair Value, Financial Instruments, Loans, Net	408,327	407,839
Fair Value, Financial Instruments, Loans Held For Sale	3,897	2,044
Fair Value, Financial Liabilities: [Abstract]
Fair Value, Financial Instruments, Time Deposits	233,385	251,365
Fair Value, Financial Instruments, Long-term Debt	7,217	12,558
Fair Value, Inputs, Level 1 [Member]
Fair Value, Financial Assets: [Abstract]
Fair Value, Financial Instruments, Loans, Net	0	0
Fair Value, Financial Instruments, Loans Held For Sale	0	0
Fair Value, Financial Liabilities: [Abstract]
Fair Value, Financial Instruments, Time Deposits	0	0
Fair Value, Financial Instruments, Long-term Debt	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Financial Assets: [Abstract]
Fair Value, Financial Instruments, Loans, Net	0	0
Fair Value, Financial Instruments, Loans Held For Sale	3,897	2,044
Fair Value, Financial Liabilities: [Abstract]
Fair Value, Financial Instruments, Time Deposits	233,385	251,365
Fair Value, Financial Instruments, Long-term Debt	7,217	12,558
Fair Value, Inputs, Level 3 [Member]
Fair Value, Financial Assets: [Abstract]
Fair Value, Financial Instruments, Loans, Net	408,327	407,839
Fair Value, Financial Instruments, Loans Held For Sale	0	0
Fair Value, Financial Liabilities: [Abstract]
Fair Value, Financial Instruments, Time Deposits	0	0
Fair Value, Financial Instruments, Long-term Debt	$ 0	$ 0